Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended
	Mar. 23, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Subsequent Event [Line Items]
Dividend declaration date	Mar. 23, 2015
Dividend declared aggregate amount		$ 7,300	$ 3,913
Dividend, date payable	Apr. 21, 2015
Dividend payable, date of record	Apr. 06, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared per share	1.00
Subsequent Event [Member] | Global Share Incentive Plan (2013) [Member]
Subsequent Event [Line Items]
Options, granted				92,591